INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period			$ 111,990,145	$ 78,759,610
Business combination				11,064,908
Purchases of the period			186,878,728	173,983,461
Production costs			18,690,702	20,705,305
Foreign currency translation			(214,790)	(59,173)
Subtotal			317,344,785	284,454,111
Inventories as of the end of the period	$ (115,680,731)	$ (113,499,215)	(115,680,731)	(113,499,215)
Cost of sales	$ 41,337,736	$ 36,137,759	$ 201,664,054	$ 170,954,896